Taxes Payable (Tables)	6 Months Ended
Apr. 30, 2026
Taxes Payable [Abstract]
Schedule of Taxes payable

As of April 30, 2026 and October 31, 2025, taxes payable comprised of the following:

	April 30, 2026	October 31, 2025
Enterprise income tax payable	1,114,087	1,010,451
Value-added tax, net	356,777	327,124
City maintenance and construction tax	22,904	21,331
Additional education fees	9,965	9,286
Other taxes	8,035	7,296
Total	1,511,768	1,375,488